Operating expenses	12 Months Ended
Dec. 31, 2022
Analysis of income and expense [abstract]
Operating expenses	Operating expenses
Accounting policies
Leases included in the practical expedients under the IFRS 16 standard and used by the Company (low value asset and short-term leases) are recognized in operating expenses. Payments made for these leases are expensed, net of any incentives, on a straight-line basis over the contract term (see Note 23).
Accounting policies for research and development expenses are described in Note 5.

16.1 Research and development expenses

	For the year ended December 31,
(in thousands of euros)	2022	2021	2020
Purchases, sub-contracting and other expenses	(20,415)	(19,562)	(12,734)
Payroll costs (including share-based payments)	(10,868)	(9,605)	(10,306)
Depreciation, amortization and provision expenses(1)	(1,353)	(1,211)	(1,290)
Total research and development expenses	(32,636)	(30,378)	(24,330)
(1)see note 16.4 Depreciation, amortization and provision expenses

Purchases, sub-contracting and other expenses
Purchases, sub-contracting and other expenses increased by €0.9 million, or 4.4% for the year ended December 31, 2022 as compared with the same period in 2021. This reflects the increase of the clinical development activities, especially driven by our global Phase 3 clinical trial for elderly head and neck cancer patients ineligible for platinum-based (cisplatin) chemotherapy (NANORAY-312).
Purchases, sub-contracting and other expenses increased by €6.9 million, or 54% for the year ended December 31, 2021 as compared with the same period in 2020. This reflects the increase of the clinical development activities, especially driven by the launch of our global Phase III clinical trial for elderly head and neck cancer patients ineligible for platinum-based (cisplatin) chemotherapy (NANORAY-312).

Payroll costs

Payroll costs increased by €1.3 million, or 13% for the year ended December 31, 2022 as compared with the same period in 2021. This variation is mainly due to cost of living adjustments and higher bonus expenses. Payroll costs decreased by €774 thousand, or 8% for the year ended December 31, 2021 as compared with the same period in 2020. This variation is mainly due to a change in the mix and in the location of our research and development staff.
As of December 31, 2022, the Company’s workforce amounted to 74 research and development staff, including 1 additional position created during the year ended December 31, 2022.
As of December 31, 2021, the Company’s workforce amounted to 73 research and development staff, including 7 additional positions created during the year ended December 31, 2021.
As of December 31, 2020, the Company’s workforce amounted to 66 research and development staff, including a decrease of 15 positions created during the year ended December 31, 2020.
The impact of share-based payments (excluding employer’s contribution) on research and development expenses amounted to €334 thousand in 2022 as compared with €677 thousand in 2021 and €629 thousand in 2020.
16.2 Selling, General and Administrative (SG&A) expenses

	For the year ended December 31,
(in thousands of euros)	2022	2021	2020
Purchases, fees and other expenses	(7,792)	(9,638)	(6,482)
Payroll costs (including share-based payments)	(9,688)	(9,379)	(7,789)
Depreciation, amortization and provision expenses (1)	(378)	(417)	(340)
Total SG&A expenses	(17,857)	(19,434)	(14,611)
(1)see note 16.4 Depreciation, amortization and provision expenses
Purchases, fees and other expenses
In 2022, purchases, fees and other expenses decreased by €1.8 million, or 19% for the year ended December 31, 2022 as compared with the same period in 2021. This variation reflects the Company’s actions to reduce reliance on external support for core activities as well as rationalization of and cost savings achieved relative to the services procured.
In 2021, purchases, fees and other expenses increased by €3.2 million, or 49% for the year ended December 31, 2021 as compared with the same period in 2020. This variation reflects two main impacts, first the legal expenses relating to partnership agreements as well as consulting fees, legal and compliance expenses as a result of being a U.S. public company. The second main impact relates to recruitment expenses.

Payroll costs

Payroll costs increased by €0.3 million or 3.3% in 2022, mainly driven by the recruitment of a General Counsel in 2022. In 2021, payroll costs increased by €1.6 million or 21% as compared to 2020, mainly due to a change in the mix and location changes of our staff in SG&A functions (more US based employees) and a one-time severance payment related to the departure of Philippe Mauberna, the prior CFO.
As of December 31, 2022, the Company’s workforce amounted to 28 staff in SG&A functions in comparison with a Company’s workforce of 27 staff in SG&A functions during the year ended December 31, 2021.
As of December 31, 2021, the Company’s workforce amounted to 27 staff in SG&A functions in comparison with a Company’s workforce of 24 staff in SG&A functions during the year ended December 31, 2020.
The impact of share-based payments (excluding employer’s contribution) on SG&A expenses amounted to €2.8 million in 2022, as compared with €2.5 million in 2021 and €2.3 million in 2020.

16.3 Payroll costs

	For the year ended December 31,
(in thousands of euros)	2022	2021	2020
Wages and salaries	(12,345)	(11,391)	(11,141)
Payroll taxes	(4,963)	(4,308)	(3,953)
Share-based payments	(3,174)	(3,201)	(2,924)
Retirement benefit obligations	(75)	(84)	(76)
Total payroll costs	(20,556)	(18,984)	(18,094)
Average headcount	100	96	97
End-of-period headcount	102	100	90
As of December 31, 2022, the Company’s workforce totaled 102 employees, compared with 100 as of December 31, 2021 and 90 as of December 31, 2020.
In 2022, wages, salaries and payroll costs, together, amounted to €17.3 million as compared with €15.7 million in 2021. This is mainly due to 2 additional positions created during the year ended December 31, 2022 as well as annual cost of living adjustments, and higher bonus expenses.
In 2021, wages, salaries and payroll costs, together, amounted to €15.7 million as compared with €15.1 million in 2020. This is mainly due to the 10 additional positions created during the year ended December 31, 2021, as for the year ended December 31, 2020 the staff decreased due to the COVID 19 pandemic.
In accordance with IFRS 2 – Share-based Payment, the share-based payment amount recognized in the statements of operations reflects the expense associated with rights vesting during the fiscal year under the Company's share-based compensation plans. The share-based payment expenses amounted to €3.2 million for the years ended December 31, 2022 and December 31, 2021, as compared with €2.9 million as of December 31, 2020 (see Note 17).

16.4 Depreciation, amortization and provision expenses
Depreciation, amortization and provision expenses by function are detailed as follows:

	For the year ended December 31, 2022
(in thousands of euros)	R&D	SG&A	Total
Amortization expense of intangible assets	(2)	(1)	(3)
Amortization expense of tangible assets	(1,164)	(334)	(1,497)
Utilization of provision for disputes	—	—	—
Provision for charges	(187)	(43)	(230)
Utilization of provision for charges	—	—	—
Total depreciation, amortization and provision expenses (except IAS 19)	(1,353)	(378)	(1,730)
Provision for retirement benefit obligations (IAS 19)	(48)	(26)	(75)
Total Provision for retirement benefit obligations (IAS 19)	(48)	(26)	(75)
Total depreciation, amortization and provision expenses	(1,401)	(404)	(1,805)

	For the year ended December 31, 2021
(in thousands of euros)	R&D	SG&A	Total
Amortization expense of intangible assets	(34)	(10)	(45)
Amortization expense of tangible assets	(1,109)	(406)	(1,515)
Utilization of provision for disputes	—	—	—
Provision for charges	(68)	—	(68)
Reversal of provision for disputes	—	—	—
Total depreciation, amortization and provision expenses (except IAS 19)	(1,211)	(417)	(1,628)
Provision for retirement benefit obligations (IAS 19)	(49)	(35)	(84)
Total Provision for retirement benefit obligations (IAS 19)	(49)	(35)	(84)
Total depreciation, amortization and provision expenses	(1,260)	(452)	(1,712)

	For the year ended December 31, 2020
(in thousands of euros)	R&D	SG&A	Total
Amortization expense of intangible assets	(152)	(23)	(176)
Amortization expense of tangible assets	(1,250)	(329)	(1,579)
Utilization of provision for disputes	145	—	145
Provision for charges	—	(40)	(40)
Reversal of provision for disputes	—	19	19
Total depreciation, amortization and provision expenses (except IAS 19)	(1,257)	(373)	(1,630)
Provision for retirement benefit obligations (IAS 19)	(46)	(30)	(76)
Total Provision for retirement benefit obligations (IAS 19)	(46)	(30)	(76)
Total depreciation, amortization and provision expenses	(1,303)	(403)	(1,706)
16.5 Other operating income and expenses

	For the year ended December 31,
(in thousands of euros)	2022	2021	2020
Other operating expenses	(985)	(5,414)	—
Total Other operating income and expenses	(985)	(5,414)	—

In the context of the termination agreement signed with PharmaEngine, the Company has made payments for a cumulative amount of $1 million in 2022 following receipt and validation of certain clinical study reports, as compared with $6.5 million in 2021 (€985 thousand and €5.4 million converted at the exchange rate on the payment date in 2022 and 2021 respectively) in accordance with the termination and release agreement signed between the parties. See Note 4.2 PharmaEngine.